Cover	Jan. 29, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2026
Entity File Number	001-43025
Entity Registrant Name	TGE Value Creative Solutions Corp
Entity Central Index Key	0002079933
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 rue Jean-Jacques Rousseau
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75001
City Area Code	+33 (0)
Local Phone Number	1 7673 2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	BEBE U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BEBE
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	BEBE WS
Security Exchange Name	NYSE